CONDENSED INTERIM STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,335,835)	$ (2,295,955)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	14,878	13,762
Stock based compensation	829,058	511,818
Inventory write-down	74,694	81,677
Changes in fair value of derivative liabilities	526,930	(1,253,042)
Loss from exchange differences on cash and cash equivalents	7,000	5,640
Finance (incomes) expenses	(49,317)	27,015
Changes in operating assets and liabilities:
Trade receivables, net	(71,987)	77,889
Other current assets	(122,893)	(128,125)
Prepaid expenses	(8,383)	17,605
Inventories	(175,204)	(27,945)
Operating lease right-of use asset	103,831	86,341
Trade payables	(45,302)	(1,925)
Operating lease liabilities	(99,686)	(86,341)
Other current liabilities	402,104	(98,165)
Net cash used in operating activities	(2,950,112)	(3,069,751)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short term deposits	(3,529,529)	(2,500,000)
Change in restricted deposit	(5,746)	(8,363)
Purchase of property and equipment	(5,616)	(20,818)
Net cash used in investing activities	(3,540,891)	(2,529,181)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of series A warrants		1,258,793
Issuance of ordinary shares and prefunded warrants, net of issuance costs (Note 8D)	6,588,577	2,532,495
Net cash from financing activities	6,588,577	3,791,288
Effect of exchange rate changes on cash, cash equivalents	(7,000)	(5,640)
Net increase (decrease) in cash and cash equivalents	90,574	(1,813,284)
Cash and cash equivalents at beginning of period	2,159,313	4,178,866
Cash and cash equivalents at end of period	2,249,887	2,365,582
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS:
Cash received from interest	138,812	127,596
Supplemental disclosure of non-cash investment and financing activities:
Derivative warrants liabilities exercised into ordinary shares	0	1,834,416
Derivative warrants liabilities classified to equity	1,285,802
Right-of-use assets obtained in exchange for operating lease liabilities	$ 421,320	$ 0